Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Legal and other	Total
At 1 January 2024	24	16	40
Provisions made during the year	1	23	24
Provisions reversed during the year	(9)	(2)	(11)
Provisions used during the year	(1)	(16)	(17)
At 31 December 2024	15	21	36
Analysis of provisions:

	2024

All figures in £ millions	Property	Legal and other	Total
Current	3	20	23
Non-current	12	1	13
	15	21	36

			2023
Current	11	14	25
Non-current	13	2	15
	24	16	40
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The year on year decrease in provisions is mainly due to the utilisation and release of reorganisation and property provisions in the year, partially offset by an increase in provisions for ongoing legal matters.